Subsequent Event (Details) - Weichai Ballard JV ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution			$ 14,286	$ 0
Capital Contribution
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution	¥ 98,000	$ 14,500